Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Contractual interest earned	$ 298,975	$ 312,256	$ 243,115
Amortization
Amortization of fair value hedge	(202)	(232)	(259)
Amortization of loan origination fees (net of amortized costs)	4,953	5,015	6,026
Amortization of fair value adjustment on purchased loans	386	322	508
Total loan interest income	304,112	317,361	249,390
Balance of unamortized fair value hedge included in loans as at year end	402	604	836
Balance of unamortized loan fees included in loans as at year end	$ 9,373	$ 10,822	$ 11,878